Consolidated Cash Flow Statements - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities
Payments to suppliers and employees	$ (16,875,144)	$ (17,720,622)	$ (14,363,974)
Interest received	2,755	20,491	19,162
R&D tax refund	4,126,364		4,824,880
Interest paid	(2,285)	(1,299)	(3,878)
Other grant received	454,120	213,235
COVID-19 government relief		158,126	92,688
Income tax paid	(43,084)
Net cash flows used in operating activities	(12,337,274)	(17,330,069)	(9,431,122)
Cash Flows from Investing Activities
Payments for purchase of plant and equipment	(89,147)	(10,472)	(16,744)
Net cash flows used in investing activities	(89,147)	(10,472)	(16,744)
Cash Flows from Financing Activities
Proceeds from issue of securities and other equity securities	17,176,040	39,236,886	4,363,886
Payment of share issue costs	(836,969)	(2,492,650)	(292,768)
Principal elements of lease payments	(34,513)	(58,289)	(89,241)
Net cash flows generated from financing activities	16,304,558	36,685,947	3,981,877
Net increase/(decrease) in cash and cash equivalents	3,878,137	19,345,406	(5,465,989)
Opening cash and cash equivalents brought forward	28,115,516	9,196,892	14,399,904
Exchange rate adjustments on cash and cash equivalents held in foreign currencies	2,813,146	(426,782)	262,977
Closing cash and cash equivalents carried forward	$ 34,806,799	$ 28,115,516	$ 9,196,892